Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from performance obligations satisfied in previous periods	¥ 1,565	¥ 744
Remaining performance obligations, Transaction price	¥ 1,187
Estimated contract period	1 year	1 year